Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Contribution	For 2025, the IRS limited the annual pre-tax and Roth 401(k) contributions, additional pre-tax and Roth 401(k) catch-up contributions and voluntary after-tax contributions for participants to:

Retirement Plan Limits
Pre-tax and Roth 401(k) contributions	$23,500
Catch-up contributions for participants aged 50 - 59 years of age and 64 years of age and above	$7,500
Catch-up contributions for participants aged 60 - 63 years of age	$11,250
Annual contributions, the sum of employer and participant contributions, including voluntary after-tax contributions	$70,000